SUPPLEMENTAL CASH FLOW INFORMATION (Interest On Senior Notes) (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Interest Paid, Including Capitalized Interest, Operating and Investing Activities	$ 79	$ 64	$ 44
Amortization of Debt Issuance Costs	$ 0	$ 9	$ 0